Note Guarantees (Credit recourse) - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Guarantee on loans sold or serviced with credit recourse
Guarantor Obligations
Valuation Allowances And Reserves Balance	$ 56,230	$ 58,820	$ 54,489
Serviced Mortgage Loans
Guarantor Obligations
Loans serviced	15,700,000	16,100,000
Loans with Recourse
Guarantor Obligations
Loans serviced	1,300,000	1,500,000
Loans with Recourse | Serviced Mortgage Loans
Guarantor Obligations
Repurchased Loans	$ 27,000	$ 29,000